Company financial information - Maturity analysis of borrowings (Details) € in Millions, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Maturity analysis of borrowings including related party borrowings
Borrowings | $		$ 6,861		$ 5,910
Ardagh Group S.A.
Maturity analysis of borrowings including related party borrowings
Related party borrowings	€ 12		€ 0
Borrowings	€ 0		€ 0